UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07458

Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Elise M. Dolan

Tweedy, Browne Company LLC

One Station Place, 5th Floor

Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-703-0600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2018 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—87.8%

	Canada—1.3%
89,692	E-L Financial Corp., Ltd.	$55,909,797
1,489,895	National Bank of Canada	71,490,496

		127,400,293

	Chile—2.0%
14,341,526	Antofagasta plc	187,451,127

	China—2.0%
778,577	Baidu Inc., Sponsored ADR(a)	189,194,211

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,920,141

	France—13.9%
755,237	Cie Generale des Etablissements Michelin	91,969,806
6,011,377	CNP Assurances	136,792,885
3,798,080	Safran SA	461,406,699
5,957,840	SCOR SE	221,343,470
688,469	Tarkett SA	19,838,428
576,346	Teleperformance SA	101,812,222
4,749,815	Total SA	289,539,681

		1,322,703,191

	Germany—7.3%
3,639,033	Axel Springer SE	263,211,590
1,747,030	Henkel AG & Company, KGaA	194,286,690
647,607	Krones AG	83,702,197
42,354	KSB AG	17,332,458
226,799	Linde AG	54,125,227
377,440	Muenchener Rueckversicherungs AG	79,785,534

		692,443,696

	Hong Kong—1.0%
26,265,000	Emperor Entertainment Hotel Ltd.	5,691,260
5,639,882	Great Eagle Holdings Ltd.	27,532,835
15,995,508	Hang Lung Group Ltd.	44,854,174
434,500	Jardine Strategic Holdings Ltd.	15,850,560
59,000	Miramar Hotel & Investment	111,300
2,561,000	Tai Cheung Holdings Ltd.	2,901,974

		96,942,103

	Italy—0.7%
144,268	Buzzi Unicem SpA	3,535,576
4,763,086	SOL SpA(c)	58,392,279

		61,927,855

	Japan—1.6%
2,111,900	Ebara Corporation	65,684,065
1,359,500	Honda Motor Company Ltd.	39,926,452
36,000	Konishi Company Ltd.	583,397
1,433,800	NGK Spark Plug Company Ltd.	40,904,690
164,400	Nippon Kanzai Company Ltd.	3,266,776
193,700	Shizuoka Gas Company Ltd.	1,776,727

		152,142,107

Shares		Value (Note 1)

	Mexico—0.3%
516,608	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	$29,152,189

	Netherlands—6.7%
3,138,711	Heineken Holding NV	300,865,360
7,484,098	Royal Dutch Shell plc, Class A	260,133,332
1,369,620	Unilever NV, CVA	76,413,375

		637,412,067

	Norway—0.6%
893,937	Schibsted ASA	27,156,802
893,937	Schibsted ASA, Class B	25,226,432

		52,383,234

	Singapore—4.3%
11,470,201	DBS Group Holdings Ltd.	223,851,888
9,208,541	United Overseas Bank Ltd.	180,726,481

		404,578,369

	South Korea—4.1%
150,900	Daegu Department Store Company Ltd.	1,313,351
144,547	Hankook Tire Worldwide Company Ltd.	2,269,693
210,000	Hyundai Mobis Company Ltd.	39,946,164
1,482,135	Hyundai Motor Company	166,898,109
3,919,300	Kia Motors Corporation	108,488,475
815,800	LG Corporation	52,776,294
132,553	Samchully Company Ltd.	13,320,714
	Miscellaneous Securities(d)	5,101,385

		390,114,185

	Spain—0.5%
6,022,676	Mediaset España Comunicacion SA	50,783,741

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares	192,502

	Switzerland—12.5%
218,165	Coltene Holding AG(c)	22,322,940
3,558,380	Nestle SA, Registered	275,582,277
80	Neue Zuercher Zeitung(a)	408,883
3,252,936	Novartis AG, Registered	246,619,691
68,178	Phoenix Mecano AG(c)	45,385,627
1,322,083	Roche Holding AG	293,655,678
429,703	Tamedia AG	64,913,087
801,975	Zurich Insurance Group AG	237,535,473

		1,186,423,656

	Taiwan—0.0%(b)
665,100	Lumax International Corp., Ltd.	1,380,876
365,000	Thinking Electronic Industrial Company Ltd.	1,067,878

		2,448,754

	Thailand—0.9%
14,171,579	Bangkok Bank Public Company Ltd., NVDR	83,626,432

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2018 (Unaudited)

Shares		Value (Note 1)

	United Kingdom—19.0%
12,793,526	BAE Systems plc	$109,249,074
5,387,483	Daily Mail & General Trust plc, Class A	52,670,625
7,801,388	Diageo plc	280,360,933
44,452,381	G4S plc	157,108,939
12,486,942	GlaxoSmithKline plc	252,201,839
22,416,171	HSBC Holdings plc	210,331,948
752,280	Imperial Brands plc	28,028,124
3,850,792	Inchcape plc	39,680,804
16,803,140	Lookers plc	24,047,904
483,478	Shire plc	27,224,082
25,801,347	Standard Chartered plc	235,929,564
2,706,685	Unilever plc	149,801,612
16,040,607	Vertu Motors plc	10,504,127
14,857,840	WPP plc	234,020,347

		1,811,159,922

	United States—9.1%
590,251	AGCO Corp	35,840,041
75,488	Alphabet Inc., Class A(a)	85,240,295
75,695	Alphabet Inc., Class C(a)	84,449,127
14,503	American National Insurance Company	1,734,414
396,719	Avnet, Inc.	17,015,278
1,306,916	Bank of New York Mellon Corporation/The	70,481,980
433	Berkshire Hathaway Inc., Class A(a)	122,123,324
301	Berkshire Hathaway Inc., Class B(a)	56,182
4,567,023	Cisco Systems, Inc.	196,519,000
583,045	ConocoPhillips	40,591,593
624,961	Devon Energy Corporation	27,473,286
1,090,760	Halliburton Company	49,149,646
860,002	Johnson & Johnson	104,352,643
291,523	Phillips 66	32,740,948

		867,767,757

	TOTAL COMMON STOCKS (Cost $5,555,657,004)	8,348,167,532

	PREFERRED STOCKS—0.5%

	Chile—0.4%
10,000,000	Embotelladora Andina SA	35,327,819

	Croatia—0.1%
166,388	Adris Grupa d.d.	11,144,048

Shares		Value (Note 1)

	Germany—0.0%(b)
103,830	Villeroy & Boch AG	$2,036,619

	TOTAL PREFERRED STOCKS (Cost $34,220,102)	48,508,486

	REGISTERED INVESTMENT COMPANY—6.6%
625,571,253	Dreyfus Treasury Securities Cash Management – Institutional Shares (Cost $625,571,253)	625,571,253

Face Value

	U.S. TREASURY BILL—3.1%
$300,000,000	1.625%(f) due 07/19/2018(e) (Cost $299,761,425)	299,761,425

INVESTMENTS IN SECURITIES (Cost $6,515,209,784)	98.0%	9,322,008,696
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.6	149,186,732
OTHER ASSETS AND LIABILITIES (Net)	0.4	37,113,117

NET ASSETS	100.0%	$9,508,308,545

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. Aggregate “Miscellaneous Securities” holdings amount to $5,101,385 which represent 0.1% of the net assets of the Fund.
(e)	All or a portion of this position has been segregated to cover certain open forward contracts. At June 30 2018, liquid assets totaling $154,052,783 have been segregated to cover such open forward contracts.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	10.6%
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Capital Goods	9.0
Insurance	8.9
Media	7.6
Energy	7.4
Beverage	6.4
Food	5.3
Automobiles & Components	5.1
Materials	3.3
Commercial Services & Supplies	2.8
Technology Hardware & Equipment	2.6
Household & Personal Products	2.0
Software & Services	2.0
Internet Software & Services	1.8
Retailing	0.8
Real Estate	0.8
Diversified Financials	0.7
Tobacco	0.3
Health Care Equipment & Services	0.2
Electronic Equipment & Instruments	0.2
Utilities	0.2
Consumer Services	0.1

Total Common Stocks	87.8
Preferred Stocks	0.5
Registered Investment Company	6.6
U.S. Treasury Bill	3.1
Unrealized Appreciation on Forward Contracts (Net)	1.6
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

Portfolio Composition

June 30, 2018 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/18 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
56,000,000	Canadian Dollar	NTC	8/23/18	$(44,014,776)	$(42,610,512)	$1,404,264
15,000,000	Canadian Dollar	NTC	8/31/18	(12,032,729)	(11,415,021)	617,708
28,000,000	Canadian Dollar	NTC	9/25/18	(22,792,765)	(21,316,542)	1,476,223
35,000,000	Canadian Dollar	NTC	12/18/18	(27,352,746)	(26,685,781)	666,965
27,000,000	Canadian Dollar	SSB	12/20/18	(21,303,456)	(20,586,916)	716,540
18,000,000,000	Chilean Peso	SSB	12/12/18	(27,318,258)	(27,648,363)	(330,105)
8,000,000,000	Chilean Peso	SSB	3/11/19	(13,320,013)	(12,285,812)	1,034,201
150,000,000	Chinese Yuan	SSB	9/6/18	(22,358,027)	(22,574,076)	(216,049)
180,000,000	Chinese Yuan	SSB	10/9/18	(26,470,978)	(27,055,339)	(584,361)
540,000,000	Chinese Yuan	BNY	3/11/19	(83,337,192)	(80,775,882)	2,561,310
375,000,000	Chinese Yuan	JPM	4/1/19	(58,193,669)	(56,059,965)	2,133,704
65,000,000	European Union Euro	JPM	9/25/18	(79,523,600)	(76,396,511)	3,127,089
100,000,000	European Union Euro	SSB	10/22/18	(121,061,000)	(117,797,843)	3,263,157
80,000,000	European Union Euro	SSB	10/31/18	(96,328,800)	(94,310,352)	2,018,448
200,000,000	European Union Euro	SSB	11/13/18	(237,715,000)	(236,036,649)	1,678,351
65,000,000	European Union Euro	SSB	11/19/18	(77,444,250)	(76,751,089)	693,161
100,000,000	European Union Euro	NTC	11/21/18	(119,455,000)	(118,098,704)	1,356,296
25,000,000	European Union Euro	NTC	11/23/18	(30,157,000)	(29,529,704)	627,296
40,000,000	European Union Euro	SSB	11/27/18	(48,137,200)	(47,263,624)	873,576
100,000,000	European Union Euro	NTC	12/20/18	(121,041,000)	(118,391,001)	2,649,999
40,000,000	European Union Euro	BNY	12/31/18	(48,668,000)	(47,400,833)	1,267,167
120,000,000	European Union Euro	NTC	1/17/19	(147,300,000)	(142,407,574)	4,892,426
100,000,000	European Union Euro	JPM	3/18/19	(127,049,200)	(119,280,101)	7,769,099

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/18 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
120,000,000	European Union Euro	NTC	3/20/19	$(153,406,800)	$(143,160,535)	$10,246,265
125,000,000	European Union Euro	SSB	4/1/19	(158,507,500)	(149,278,323)	9,229,177
80,000,000	European Union Euro	BNY	5/3/19	(99,976,000)	(95,799,829)	4,176,171
100,000,000	European Union Euro	NTC	5/7/19	(124,848,000)	(119,790,803)	5,057,197
100,000,000	European Union Euro	BNY	5/10/19	(123,450,000)	(119,821,584)	3,628,416
75,000,000	Great Britain Pound Sterling	NTC	7/10/18	(98,446,875)	(99,069,888)	(623,013)
65,000,000	Great Britain Pound Sterling	SSB	8/13/18	(85,656,350)	(85,993,440)	(337,090)
40,000,000	Great Britain Pound Sterling	NTC	10/22/18	(53,500,400)	(53,085,903)	414,497
70,000,000	Great Britain Pound Sterling	NTC	11/13/18	(93,184,000)	(93,001,186)	182,814
75,000,000	Great Britain Pound Sterling	SSB	11/27/18	(100,665,750)	(99,713,017)	952,733
75,000,000	Great Britain Pound Sterling	BNY	12/31/18	(101,775,000)	(99,880,480)	1,894,520
85,000,000	Great Britain Pound Sterling	NTC	2/25/19	(121,312,000)	(113,504,846)	7,807,154
85,000,000	Great Britain Pound Sterling	JPM	2/25/19	(121,325,345)	(113,504,846)	7,820,499
50,000,000	Great Britain Pound Sterling	NTC	3/18/19	(70,296,250)	(66,835,523)	3,460,727
60,000,000	Great Britain Pound Sterling	JPM	3/20/19	(85,302,000)	(80,210,404)	5,091,596
20,000,000	Great Britain Pound Sterling	SSB	4/24/19	(29,048,000)	(26,782,244)	2,265,756
35,000,000	Great Britain Pound Sterling	NTC	5/3/19	(49,608,300)	(46,889,421)	2,718,879
85,000,000	Great Britain Pound Sterling	BNY	5/8/19	(119,068,000)	(113,901,975)	5,166,025
75,000,000	Great Britain Pound Sterling	BNY	5/29/19	(102,682,500)	(100,604,408)	2,078,092
75,000,000	Great Britain Pound Sterling	SSB	6/10/19	(101,506,125)	(100,663,167)	842,958
3,000,000,000	Japanese Yen	SSB	12/7/18	(27,942,327)	(27,416,690)	525,637
450,000,000	Japanese Yen	JPM	2/14/19	(4,216,211)	(4,135,875)	80,336
3,500,000,000	Japanese Yen	JPM	3/5/19	(32,734,755)	(32,217,890)	516,865
3,000,000,000	Japanese Yen	BNY	3/20/19	(27,894,003)	(27,649,242)	244,761
420,000,000	Mexican Peso	NTC	11/27/18	(20,745,658)	(20,870,025)	(124,367)
250,000,000	Mexican Peso	BNY	3/20/19	(12,714,882)	(12,211,417)	503,465
365,000,000	Norwegian Krone	JPM	1/17/19	(45,870,983)	(45,149,809)	721,174
45,000,000	Singapore Dollar	BNY	7/18/18	(32,641,811)	(33,015,569)	(373,758)
33,000,000	Singapore Dollar	SSB	8/23/18	(24,234,057)	(24,230,538)	3,519
40,000,000	Singapore Dollar	SSB	9/25/18	(29,806,481)	(29,392,446)	414,035
70,000,000	Singapore Dollar	JPM	12/12/18	(52,215,426)	(51,531,384)	684,042
65,000,000	Singapore Dollar	SSB	12/31/18	(48,618,123)	(47,871,913)	746,210
60,000,000	Singapore Dollar	NTC	3/11/19	(45,616,449)	(44,258,035)	1,358,414
80,000,000	Singapore Dollar	JPM	5/7/19	(60,896,704)	(59,085,377)	1,811,327
75,000,000	Singapore Dollar	JPM	5/29/19	(56,475,904)	(55,419,605)	1,056,299
40,000,000	Singapore Dollar	SSB	6/10/19	(30,108,012)	(29,565,002)	543,010
80,000,000	Singapore Dollar	JPM	6/17/19	(60,537,268)	(59,139,200)	1,398,068
45,000,000,000	South Korean Won	JPM	10/31/18	(39,945,674)	(40,567,951)	(622,277)
25,000,000,000	South Korean Won	SSB	12/31/18	(23,362,303)	(22,599,869)	762,434
100,000,000,000	South Korean Won	JPM	2/19/19	(92,988,655)	(90,601,986)	2,386,669
85,576,000,000	South Korean Won	SSB	3/4/19	(80,003,740)	(77,578,740)	2,425,000
60,000,000	Swiss Franc	BNY	8/23/18	(63,157,895)	(60,713,343)	2,444,552
65,000,000	Swiss Franc	BNY	11/13/18	(66,940,608)	(66,271,235)	669,373
80,000,000	Swiss Franc	JPM	11/19/18	(82,580,645)	(81,612,218)	968,427
100,000,000	Swiss Franc	BNY	11/21/18	(103,241,792)	(102,035,130)	1,206,662
60,000,000	Swiss Franc	SSB	11/23/18	(62,182,932)	(61,232,997)	949,935
70,000,000	Swiss Franc	JPM	11/27/18	(72,617,874)	(71,466,324)	1,151,550
80,000,000	Swiss Franc	JPM	12/18/18	(83,157,490)	(81,843,171)	1,314,319
60,000,000	Swiss Franc	BNY	12/20/18	(62,591,279)	(61,394,360)	1,196,919
100,000,000	Swiss Franc	NTC	3/20/19	(109,650,325)	(103,220,292)	6,430,033
65,000,000	Swiss Franc	NTC	4/1/19	(70,841,212)	(67,171,545)	3,669,667
30,000,000	Swiss Franc	NTC	6/17/19	(31,649,242)	(31,236,331)	412,911
400,000,000	Thai Baht	BNY	8/31/18	(12,019,231)	(12,094,549)	(75,318)
825,000,000	Thai Baht	JPM	5/24/19	(25,967,894)	(25,209,849)	758,045
900,000,000	Thai Baht	BNY	6/17/19	(28,391,167)	(27,529,164)	862,003
500,000,000	Thai Baht	JPM	6/24/19	(15,698,587)	(15,301,634)	396,953

TOTAL				$(5,346,197,453)	$(5,197,010,721)	$149,186,732

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2018 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—83.9%

	Canada—0.5%
3,500	E-L Financial Corp., Ltd.	$2,181,736

	China—2.1%
36,900	Baidu Inc., Sponsored ADR(a)	8,966,700

	France—13.3%
242,425	CNP Assurances	5,516,542
167,400	Safran SA	20,336,455
382,960	SCOR SE	14,227,588
154,330	Tarkett SA	4,447,062
218,433	Total SA	13,315,260

		57,842,907

	Germany—6.7%
171,538	Axel Springer SE	12,407,359
50,800	Henkel AG & Company, KGaA	5,649,453
26,726	Krones AG	3,454,294
13,543	Muenchener Rueckversicherungs AG	2,862,801
36,984	Siemens AG	4,888,940

		29,262,847

	Hong Kong—1.5%
4,870,000	Emperor Entertainment Hotel Ltd.	1,055,261
316,349	Great Eagle Holdings Ltd.	1,544,356
734,000	Hang Lung Group Ltd.	2,058,263
20,587	Jardine Strategic Holdings Ltd.	751,014
109,796	Miramar Hotel & Investment	207,124
655,000	Tai Cheung Holdings Ltd.	742,207

		6,358,225

	Italy—0.8%
113,408	Buzzi Unicem SpA	2,779,290
66,455	SOL SpA	814,694

		3,593,984

	Japan—1.6%
110,200	Ebara Corporation	3,427,428
27,700	Konishi Company Ltd.	448,892
83,600	NGK Spark Plug Company Ltd.	2,385,013
67,300	Shizuoka Gas Company Ltd.	617,314

		6,878,647

	Netherlands—6.2%
37,400	Heineken NV	3,756,200
58,500	Heineken Holding NV	5,607,596
244,300	Royal Dutch Shell plc, Class A	8,491,414
161,712	Unilever NV, CVA	9,022,181

		26,877,391

	Singapore—5.2%
657,813	DBS Group Holdings Ltd.	12,837,847
488,670	United Overseas Bank Ltd.	9,590,619

		22,428,466

	South Korea—5.1%
132,823	Hankook Tire Worldwide Company Ltd.	2,085,601
17,345	Hyundai Mobis Company Ltd.	3,299,363

Shares		Value (Note 1)

	South Korea (continued)
56,125	Hyundai Motor Company	$6,320,043
211,700	Kia Motors Corporation	5,859,978
32,000	LG Corporation	2,070,166
13,800	Samchully Company Ltd.	1,386,810
	Miscellaneous Securities(b)	1,029,928

		22,051,889

	Switzerland—11.7%
17,047	Coltene Holding AG	1,744,272
156,100	Nestle SA, Registered	12,089,320
161,339	Novartis AG, Registered	12,231,834
5,015	Phoenix Mecano AG	3,338,451
56,300	Roche Holding AG	12,505,126
665	Tamedia AG	100,458
29,539	Zurich Insurance Group AG	8,749,101

		50,758,562

	Thailand—1.6%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	7,199,805

	United Kingdom—17.9%
996,343	BAE Systems plc	8,508,174
238,503	Daily Mail & General Trust plc, Class A	2,331,720
352,603	Diageo plc	12,671,605
2,477,190	G4S plc	8,755,182
317,540	GlaxoSmithKline plc	6,413,434
1,090,626	HSBC Holdings plc	10,233,393
73,462	Imperial Brands plc	2,737,016
209,755	Inchcape plc	2,161,438
722,985	Lookers plc	1,034,704
1,015,243	Standard Chartered plc	9,283,463
1,656,123	Vertu Motors plc	1,084,506
782,650	WPP plc	12,327,231

		77,541,866

	United States—9.7%
7,345	AutoZone Inc.(a)	4,927,981
100,100	Avnet, Inc.	4,293,289
212,500	Cisco Systems, Inc.	9,143,875
29,399	ConocoPhillips	2,046,758
70,900	Halliburton Company	3,194,754
78,600	Johnson & Johnson	9,537,324
36,100	MasterCard, Inc., Class A	7,094,372
14,700	Phillips 66	1,650,957

		41,889,310

	TOTAL COMMON STOCKS (Cost $288,056,490)	363,832,335

	PREFERRED STOCKS—0.9%

	Chile—0.8%
940,000	Embotelladora Andina SA	3,320,815

	Germany—0.1%
648	KSB AG	268,206

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	3,589,021

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2018 (Unaudited)

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—14.6%
63,380,750	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $63,380,750)	$63,380,750

INVESTMENTS IN SECURITIES (Cost $354,488,393)	99.4%	430,802,106
OTHER ASSETS AND LIABILITIES (Net)	0.6	2,719,962

NET ASSETS	100.0%	$433,522,068

(a)	Non-income producing security.
(b)	Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. Aggregate “Miscellaneous Securities” holdings amount to $1,029,928 which represent 0.2% of the net assets of the Fund.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

June 30, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	11.3%
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Insurance	7.7
Energy	6.6
Media	6.3
Beverage	5.1
Food	4.9
Automobiles & Components	4.1
Software & Services	3.7
Technology Hardware & Equipment	2.9
Retailing	2.1
Commercial Services & Supplies	2.0
Household & Personal Products	1.3
Materials	1.2
Electronic Equipment & Instruments	1.0
Real Estate	1.0
Tobacco	0.6
Diversified Financials	0.5
Utilities	0.5
Health Care Equipment & Services	0.4
Consumer Services	0.3

Total Common Stocks	83.9
Preferred Stocks	0.9
Registered Investment Company	14.6
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

Portfolio Composition

June 30, 2018 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2018 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—90.6%

	Chile—2.0%
846,500	Antofagasta plc	$11,064,191

	China—2.2%
49,610	Baidu Inc., Sponsored ADR(a)	12,055,230

	France—5.5%
360,300	CNP Assurances	8,198,866
347,900	Total SA	21,207,322

		29,406,188

	Germany—4.8%
164,718	Axel Springer SE	11,914,068
84,400	Henkel AG & Company, KGaA	9,386,099
22,070	Muenchener Rueckversicherungs AG	4,665,289

		25,965,456

	Hong Kong—0.5%
906,000	Hang Lung Group Ltd.	2,540,581

	Japan—0.5%
87,000	Honda Motor Company Ltd.	2,555,058

	Netherlands—10.5%
268,400	Heineken Holding NV	25,727,843
593,310	Royal Dutch Shell plc, Class A	20,622,352
183,946	Unilever NV, ADR	10,249,471

		56,599,666

	Singapore—2.0%
550,917	United Overseas Bank Ltd.	10,812,276

	South Korea—2.6%
92,075	Hyundai Motor Company	10,368,248
56,800	LG Corporation	3,674,545

		14,042,793

	Switzerland—11.2%
227,299	Nestle SA, Registered, Sponsored ADR	17,599,762
228,655	Novartis AG, Registered	17,335,363
78,498	Roche Holding AG	17,435,655
27,192	Zurich Insurance Group AG	8,053,948

		60,424,728

	United Kingdom—11.4%
136,490	Diageo plc, Sponsored ADR	19,655,925
460,669	GlaxoSmithKline plc	9,304,245
282,425	Inchcape plc	2,910,272
952,235	Standard Chartered plc	8,707,312
147,953	Unilever plc, Sponsored ADR	8,178,842
805,920	WPP plc	12,693,748

		61,450,344

Shares		Value (Note 1)

	United States—37.4%
69,575	3M Company	$13,686,794
6,150	Alphabet Inc., Class A(a)	6,944,518
6,166	Alphabet Inc., Class C(a)	6,879,098
17,610	AutoZone Inc.(a)	11,815,077
356,435	Bank of New York Mellon Corporation/The	19,222,540
80	Berkshire Hathaway Inc., Class A(a)	22,563,201
433,594	Cisco Systems, Inc.	18,657,550
277,521	Comcast Corporation, Class A	9,105,464
161,695	ConocoPhillips	11,257,206
82,064	Emerson Electric Company	5,673,905
128,400	Johnson & Johnson	15,580,056
89,955	MasterCard, Inc., Class A	17,677,957
488,706	MRC Global, Inc.(a)	10,590,259
36,818	National Western Life Insurance Company, Class A	11,312,699
368,776	Wells Fargo & Company	20,444,941

		201,411,265

	TOTAL COMMON STOCKS (Cost $247,205,931)	488,327,776

	REGISTERED INVESTMENT COMPANY—5.5%
29,861,558	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $29,861,558)	29,861,558

Face Value

	U.S. TREASURY BILL—2.6%
$14,000,000	2.121%(b) due 12/06/2018(c) (Cost $13,872,810)	13,876,057

INVESTMENTS IN SECURITIES (Cost $290,940,299)	98.7%	532,065,391
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.0	5,439,861
OTHER ASSETS AND LIABILITIES (Net)	0.3	1,397,151

NET ASSETS	100.0%	$538,902,403

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At June 30, 2018, liquid assets totaling $13,876,057 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.0%
Insurance	10.2
Energy	9.9
Beverage	8.4
Software & Services	8.0
Banks	7.4
Food	6.7
Media	6.3
Capital Goods	6.2
Diversified Financials	3.6
Technology Hardware & Equipment	3.5
Retailing	2.7
Automobiles & Components	2.4
Materials	2.1
Household & Personal Products	1.7
Real Estate	0.5

Total Common Stocks	90.6
Registered Investment Company	5.5
U.S. Treasury Bill	2.6
Unrealized Appreciation on Forward Contracts (Net)	1.0
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

June 30, 2018 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/18 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
5,000,000	Swiss Franc	JPM	7/10/18	$5,346,084	$5,040,209	$(305,875)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
20,000,000	Chinese Yuan	SSB	10/9/18	$(2,941,220)	$(3,006,149)	$(64,929)
35,000,000	Chinese Yuan	BNY	3/11/19	(5,401,484)	(5,235,474)	166,010
23,000,000	Chinese Yuan	JPM	4/1/19	(3,569,212)	(3,438,345)	130,867
4,500,000	European Union Euro	JPM	7/10/18	(5,236,200)	(5,258,301)	(22,101)
6,000,000	European Union Euro	SSB	11/13/18	(7,131,450)	(7,081,099)	50,351
1,700,000	European Union Euro	SSB	11/27/18	(2,045,831)	(2,008,704)	37,127
7,000,000	European Union Euro	NTC	12/20/18	(8,472,870)	(8,287,370)	185,500
25,000,000	European Union Euro	NTC	3/20/19	(31,959,750)	(29,825,112)	2,134,638
14,000,000	European Union Euro	BNY	5/3/19	(17,495,800)	(16,764,970)	730,830
4,500,000	Great Britain Pound Sterling	NTC	7/10/18	(5,906,812)	(5,944,193)	(37,381)
4,200,000	Great Britain Pound Sterling	BNY	8/23/18	(5,469,660)	(5,558,943)	(89,283)
1,500,000	Great Britain Pound Sterling	NTC	10/9/18	(2,031,435)	(1,989,447)	41,988
5,500,000	Great Britain Pound Sterling	NTC	11/13/18	(7,321,600)	(7,307,236)	14,364
2,200,000	Great Britain Pound Sterling	SSB	12/20/18	(2,998,820)	(2,928,241)	70,579
4,500,000	Great Britain Pound Sterling	JPM	2/19/19	(6,316,366)	(6,007,335)	309,031
6,000,000	Great Britain Pound Sterling	JPM	2/25/19	(8,564,142)	(8,012,107)	552,035
122,000,000	Japanese Yen	JPM	2/14/19	(1,143,062)	(1,121,282)	21,780
2,200,000	Singapore Dollar	BNY	8/23/18	(1,615,272)	(1,615,369)	(97)
1,250,000	Singapore Dollar	JPM	11/13/18	(922,237)	(919,573)	2,664
9,000,000	Singapore Dollar	SSB	12/31/18	(6,731,740)	(6,628,419)	103,321
7,500,000,000	South Korean Won	SSB	12/20/18	(6,917,543)	(6,776,598)	140,945
5,000,000,000	South Korean Won	JPM	2/19/19	(4,649,433)	(4,530,099)	119,334
5,000,000	Swiss Franc	JPM	7/10/18	(5,344,050)	(5,040,209)	303,841
3,000,000	Swiss Franc	BNY	8/23/18	(3,157,895)	(3,035,667)	122,228
6,000,000	Swiss Franc	NTC	10/9/18	(6,355,663)	(6,096,594)	259,069

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts

June 30, 2018 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/18 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
7,000,000	Swiss Franc	BNY	11/13/18	$(7,208,988)	$(7,136,902)	$72,086
8,000,000	Swiss Franc	JPM	11/27/18	(8,299,186)	(8,167,580)	131,606
13,000,000	Swiss Franc	BNY	12/20/18	(13,561,444)	(13,302,111)	259,333

TOTAL				$(188,769,165)	$(183,023,429)	$5,745,736

Unrealized Appreciation on Forward Contracts (Net)						$5,439,861

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2018 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—89.8%

	France—16.0%
62,157	Cie Generale des Etablissements Michelin	$7,569,236
169,500	CNP Assurances	3,857,085
75,070	Safran SA	9,119,819
255,349	SCOR SE	9,486,632
190,036	Total SA	11,584,233

		41,617,005

	Germany—8.7%
122,784	Axel Springer SE	8,880,978
11,335	Muenchener Rueckversicherungs AG	2,396,060
85,500	Siemens AG	11,302,304

		22,579,342

	Netherlands—4.5%
335,635	Royal Dutch Shell plc, Class A	11,666,049

	Singapore—7.4%
536,700	DBS Group Holdings Ltd.	10,474,211
444,600	United Overseas Bank Ltd.	8,725,703

		19,199,914

	Switzerland—17.7%
174,775	Nestle SA, Registered	13,535,624
144,618	Novartis AG, Registered	10,964,140
47,000	Roche Holding AG	10,439,448
37,052	Zurich Insurance Group AG	10,974,362

		45,913,574

	Thailand—0.9%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,278,965

Shares		Value (Note 1)

	United Kingdom—20.0%
411,100	BAE Systems plc	$3,510,548
475,800	Diageo plc	17,098,974
1,881,411	G4S plc	6,649,508
405,911	GlaxoSmithKline plc	8,198,284
1,027,394	HSBC Holdings plc	9,640,084
431,645	WPP plc	6,798,681

		51,896,079

	United States—14.6%
221,750	Cisco Systems, Inc.	9,541,903
59,800	Johnson & Johnson	7,256,132
224,370	Verizon Communications, Inc.	11,288,055
178,605	Wells Fargo & Company	9,901,861

		37,987,951

	TOTAL COMMON STOCKS (Cost $161,443,165)	233,138,879

	REGISTERED INVESTMENT COMPANY—9.6%
24,968,064	Dreyfus Government Securities Cash Management – Institutional Shares (Cost $24,968,064)	24,968,064

INVESTMENTS IN SECURITIES (Cost $186,411,229)	99.4%	258,106,943
OTHER ASSETS AND LIABILITIES (Net)	0.6	1,625,034

NET ASSETS	100.0%	$259,731,977

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2018 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	15.8%
Pharmaceuticals, Biotechnology & Life Sciences	14.2
Insurance	10.3
Capital Goods	9.2
Energy	9.0
Beverage	6.6
Media	6.0
Food	5.2
Telecommunication Services	4.3
Technology Hardware & Equipment	3.7
Automobiles & Components	2.9
Commercial Services & Supplies	2.6

Total Common Stocks	89.8
Registered Investment Company	9.6
Other Assets and Liabilities (Net)	0.6

Net Assets	100.0%

Portfolio Composition

June 30, 2018 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2018. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,186,423,656	$1,186,014,773	$408,883	$—
All Other Countries	7,161,743,876	7,161,743,876	—	—
Preferred Stocks	48,508,486	48,508,486	—	—
Registered Investment Company	625,571,253	625,571,253	—	—
U.S. Treasury Bill	299,761,425	—	299,761,425	—

Total Investments in Securities	9,322,008,696	9,021,838,388	300,170,308	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	152,473,070	—	152,473,070	—
Liability
Unrealized depreciation of forward exchange contracts	(3,286,338)	—	(3,286,338)	—

Total	$9,471,195,428	$9,021,838,388	$449,357,040	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$363,832,335	$363,832,335	$—	$—
Preferred Stocks	3,589,021	3,589,021	—	—
Registered Investment Company	63,380,750	63,380,750	—	—

Total	$430,802,106	$430,802,106	$—	$—

	Value Fund
	Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$488,327,776	$488,327,776	$—	$—
Registered Investment Company	29,861,558	29,861,558	—	—
U.S. Treasury Bill	13,876,057	—	13,876,057	—

Total Investments in Securities	532,065,391	518,189,334	13,876,057	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	5,959,527	—	5,959,527	—
Liability
Unrealized depreciation of forward exchange contracts	(519,666)	—	(519,666)	—

Total	$537,505,252	$518,189,334	$19,315,918	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at June 30, 2018	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$258,106,943	$258,106,943	$—	$—

As of June 30, 2018, there were no transfers between Level 1 and Level 2.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

non-deliverable forward exchange contracts in an unrealized gain position. Daily movement of collateral is subject to daily threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value

Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2018:

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occured in the securities of such issuers during the three months ended June 30, 2018:

Shares Held at 3/31/18	Name of Issuer†	Value at 3/31/18	Purchase Cost	Sales Proceeds	Value at 06/30/18	Shares Held at 06/30/18	Change in Net Unrealized Appreciation 4/1/18 to 6/30/18
218,165	Coltene Holding AG	$20,777,619	$ —	$ —	$22,322,940	218,165	$1,545,321
68,640	Phoenix Mecano AG	47,451,629	—	60,417	45,385,627	68,178	(2,066,002)
4,795,392	SOL SpA	64,873,525	—	64,726	58,392,279	4,763,086	(6,481,246)
		$133,102,773	$ —	$125,143	$126,100,846		$(7,001,927)

†  Issuer countries: Switzerland, Switzerland and Italy, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

2. Tax Information

As of June 30, 2018, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$6,515,209,784
Global Value Fund II – Currency Unhedged	$354,488,393
Value Fund	$290,940,299
Worldwide High Dividend Yield Value Fund	$186,411,229

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at June 30, 2018 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$3,195,497,428	$(388,698,516)	$2,806,798,912
Global Value Fund II – Currency Unhedged	90,455,615	(14,141,902)	76,313,713
Value Fund	248,460,974	(7,335,882)	241,125,092
Worldwide High Dividend Yield Value Fund	73,144,579	(1,448,865)	71,695,714

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date	August 21, 2018

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer (principal financial officer)

Date	August 21, 2018

* Print the name and title of each signing officer under his or her signature.